United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2000

Check  here  if  Amendment    [   ];  Amendment  Number:
This  Amendment  (Check  only  one):            [   ]  is  a  restatement
                                                [   ]  adds  new
holdings  entries

Institutional  Investment  Manager  Filing  this  report:

Name:          Exeter  Trust  Company
Address:       One  Harbour  Place,  Suite  400
               Portsmouth,  New  Hampshire   03801

Mailing  Address:     1100  Chase  Square
                      Rochester,  New  York   14604

13F  File  Number:     028-04279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  signing  this  report  on  behalf  of  reporting  manager:

Name:          Michelle  LaMachia
Title:         Compliance  Liaison
Phone:         (716)  325-6880

Signature,  Place  and  Date  of  Signing


  /s/Michelle  LaMachia
     Michelle  LaMachia          Rochester,  New  York          August  10, 2000

Report  Type  (Check  only  one):
[   ]     13F  Holdings  Report

[ X ]     13F  Notice

[   ]     13F  Combination  Report

List  of  other  manager  reporting  for  this  manager:

13F  File  Number          Name

028-00866                    Manning  &  Napier  Advisors,  Inc.

                              Exeter Trust Company
                          One Harbour Place, Suite 400
                        Portsmouth, New Hampshire  03801
                         New York Representative Office:
                                1100 Chase Square
                           Rochester, New York   14604


August  10,  2000

VIA  EDGAR

Securities  and  Exchange  Commission
450  5th  Street,  N.W.
Washington,  D.C.  20549

Re:  Exeter  Trust  Company

Ladies  and  Gentlemen:

Exeter Trust Company ("Exeter") is a non-depository, limited purpose trust company chartered under the laws of the State of New Hampshire. Exeter provides trustee services to individual and institutional clients.

Exeter established two groups of collective investment trust funds for employee benefit plans, in which Exeter is the directed trustee. Exeter has selected Manning & Napier Advisors, Inc. to provide investment advisory services to the first group of collective investment trust funds as well as to clients. Exeter selected Manning & Napier Advisory Advantage Corporation has to provide investment advisory services to the second group of collective investment trust funds, in which Manning & Napier Advisory Advantage Corporation has contracted to independent investment advisors to sub-advise the funds.

Sincerely,



Michelle  LaMachia
Compliance  Liaison